Stock Option Plans and Warrants to Purchase Common Stock - Schedule of warrant activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Warrants to Purchase Common Stock
Warrants, Granted	670,088	173,740
Weighted Average Exercise Price, Granted	$ 1.64	$ 3.35
Warrants
Warrants to Purchase Common Stock
Warrants opening, Balance	1,467,581	408,640
Weighted Average Exercise Price opening, Balance	$ 11.01	$ 24
Warrants closing, Balance	6,798,141	1,467,581
Weighted Average Exercise Price closing, Balance	$ 2.36	$ 11.01
Warrants, Granted	7,047,040	2,334,382
Weighted Average Exercise Price, Granted	$ 1.06	$ 2.73
Exercise of common stock options (in shares)	(1,716,480)	(1,275,441)
Weighted Average Exercise Price, Exercised	$ 0.18	$ 3.71